Transactions with Related Parties - Summary of Account Balances with Related Parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Receivables	₩ 3,334	₩ 1,972
Payables	100	4
GungHo Online Entertainment, Inc.
Disclosure of transactions between related parties [line items]
Receivables	3,333	1,972
Payables	3	3
GungHo Online Entertainment America
Disclosure of transactions between related parties [line items]
Receivables	1	0
Payables	₩ 97	₩ 1